                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act File Number: 811-21552

J.P. Morgan Multi-Strategy Fund, LLC
245 Park Avenue -3rd Floor, New York, NY 10167

Leonard F. Wallace
c/o J. P. Morgan Alternative Asset Management, Inc.
245 Park Avenue -3rd Floor
New York, NY 10167

Registrant's Telephone Number: (212)-648-2631
Date of fiscal year end: March 31
Date of reporting period: June 30, 2007

                                     B
            A                  Meeting Date      C         D                         E
       Company Name            (yyyy mm dd)   Ticker   Cusip No.          Agenda Item Description
       ------------            ------------   ------   ---------   ------------------------------------
Red Kite Metals LLC            20060831       N/A      N/A         Amend OM to permit trading in
                                                                   additional types of metals, revise
                                                                   investment restrictions and alter
                                                                   some management company
                                                                   relationships.

Aviator Partners LP            20061222       N/A      N/A         Amend OM for reimbursement of the
                                                                   adviser for certain non-advisory
                                                                   expenses of the Fund.

Red Kite Metals Limited        20070208       N/A      N/A         Amend OM for revised redemption
                                                                   terms (quarterly with 45 days
                                                                   notice).

ValueAct Capital Partners LP   20070323       N/A      N/A         Amend LP Agreement to increase
                                                                   side pocket allocation, amend
                                                                   valuation policies and revise
                                                                   allocation of gains and losses.

Black Bear LP                  20070327       N/A      N/A         Amend LP Agreement

Strategic Value                20070801       N/A      N/A         Amend Articles of Association to
Restructuring Fund LP                                              increase side pocket allocation and
                                                                   impose a gate.

                                              F               G
                                        Management or     Management                H
                  A                      Shareholder    Recommendation          Fund Vote:
             Company Name                  Proposal     For or Against   (For, Against, Abstain)
             ------------               -------------   --------------   -----------------------
Red Kite Metals LLC                     Mgmt            For              For
Aviator Partners LP                     Mgmt            For              For
Red Kite Metals Limited                 Mgmt            For              For
ValueAct Capital Partners LP            Mgmt            For              For
Black Bear LP                           Mgmt            For              For
Strategic Value Restructuring Fund LP   Mgmt            For              For

                                    Signature

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: J.P. Morgan Multi-Strategy Fund, LLC


By: /s/ Leonard F. Wallace   Chief Compliance Officer
    ----------------------   ------------------------
    Signature                          Title

Date: August 17, 2007